INCOME TAXES (Details Narrative) (USD $)	Nov. 30, 2014	Nov. 30, 2013
Income Tax Disclosure [Abstract]
Net operating loss carry forwards for federal income tax	$ (3,675,931)
Deferred tax assets	1,286,576	1,584,475
Deferred Tax Asset	$ 79,725	$ 133,738